Document and Entity Information	Apr. 08, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001672619
Document Type	8-K/A
Document Period End Date	Apr. 08, 2024
Entity Registrant Name	Enliven Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39247
Entity Tax Identification Number	81-1523849
Entity Address, Address Line One	6200 Lookout Road
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	647-8519
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ELVN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Enliven Therapeutics, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed on April 9, 2024, which reported that the Company’s Board of Directors (the “Board”) had appointed Lori Kunkel as a new director of the Company. At the time of her appointment, Dr. Kunkel’s Board committee appointments had not been determined. On May 29, 2024, upon the recommendation of the Nominating and Corporate Governance Committee (the “Committee”), the Board appointed Dr. Kunkel to the Committee, effective immediately.